Share-based Compensation - HUTCHMED Share Option Exercises (Details) - HUTCHMED Share Option Scheme - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share option values
Cash received from share option exercises	$ 1,100	$ 228
Total intrinsic value of share option exercises	$ 526	$ 161